Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	JANUS ASPEN SERIES
Central Index Key	0000906185
Amendment Flag	false
Document Creation Date	Feb 13, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2012

Janus Aspen Series

Moderate Allocation Portfolio

Institutional Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

•	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

•	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

•	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	24.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	25.37%
Fee Waiver(2)	23.94%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.43%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$2,279	$5,538	$7,605	$10,039

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio's assets are allocated to fixed-income securities through investments in underlying funds.

Janus Aspen Series

Moderate Allocation Portfolio

Service Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

▪	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

▪	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

▪	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	26.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	27.62%
Fee Waiver(2)	26.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.59%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$2,450	$5,812	$7,825	$9,996

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio's assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	jas3_SupplementTextBlock
Janus Aspen Series

Moderate Allocation Portfolio

Institutional Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

•	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

•	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

•	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	24.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	25.37%
Fee Waiver(2)	23.94%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.43%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$2,279	$5,538	$7,605	$10,039

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio's assets are allocated to fixed-income securities through investments in underlying funds.

Janus Aspen Series

Moderate Allocation Portfolio

Service Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

▪	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

▪	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

▪	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	26.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	27.62%
Fee Waiver(2)	26.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.59%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$2,450	$5,812	$7,825	$9,996

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio's assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Moderate Allocation Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas3_SupplementTextBlock
Janus Aspen Series

Moderate Allocation Portfolio

Institutional Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

•	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

•	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

•	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	24.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	25.37%
Fee Waiver(2)	23.94%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.43%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$2,279	$5,538	$7,605	$10,039

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio's assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Moderate Allocation Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jas3_SupplementTextBlock
Janus Aspen Series

Moderate Allocation Portfolio

Service Shares

Supplement dated February 13, 2013
to Currently Effective Prospectus

On December 7, 2012, the Board of Trustees of the Portfolio approved changes to the investment strategy, name, and benchmark indices of the Portfolio. These changes, each of which is discussed in detail in this Supplement, will be effective May 1, 2013. The purpose of this Supplement is to provide you with information regarding these changes.

There are two primary changes to the Portfolio's investment strategies. First, the Portfolio's principal investment strategies will change to reflect an allocation of approximately 40% of the Portfolio's net assets to non-U.S. investments. Second, the Portfolio's principal investment strategies will reflect a decrease in the amount of Portfolio assets to be allocated to each of the equity and fixed-income asset categories and will include an allocation to the "alternative investments" asset category. The Portfolio will make this allocation by investing in Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. The alternative investments asset category also includes investments in Janus Global Real Estate Fund. The Portfolio's increased investment in underlying funds that pursue global or alternative investment strategies is expected to result in an increase to "Acquired Fund Fees and Expenses." The Portfolio's annual fund operating expenses that are provided in this Supplement reflect estimated expenses related to the change in investment strategy and actual expenses based on the Portfolio's net assets as of December 31, 2012.

▪	To reflect the new global investment strategies of the Portfolio, the Portfolio's name will change from Moderate Allocation Portfolio to Global Allocation Portfolio – Moderate.

▪	The Portfolio's primary benchmark index will change from the S&P 500® Index to the Morgan Stanley Capital International ("MSCI") All Country World Indexsm to reflect the global investment strategies of the Portfolio.

▪	Additionally, the Portfolio will change the name of its secondary benchmark index from Moderate Allocation Index to Global Moderate Allocation Index and its composition from an internally-calculated, hypothetical combination of total returns from the Dow Jones Wilshire 5000 Index (40%), the Barclays U.S. Aggregate Bond Index (40%), the MSCI EAFE® Index (18%), and the MSCI Emerging Markets Free Indexsm (2%) to an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Indexsm (60%) and the Barclays Global Aggregate Bond Index (40%). The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets.

Janus Capital believes that the foregoing benchmark index changes provide a more appropriate representation of the Portfolio's revised investment strategy that includes an increased focus on global investments, including emerging markets.

1. The following changes apply to the Portfolio Summary section of the Prospectus as noted.

The following replaces in its entirety the corresponding information found under "Annual Fund Operating Expenses":

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	26.49%
Acquired Fund Fees and Expenses(1)	0.83%
Total Annual Fund Operating Expenses(2)	27.62%
Fee Waiver(2)	26.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.59%

(1)	Acquired Fund Fees and Expenses are based on the estimated expenses that the Portfolio expects to incur during the next fiscal year.

(2)	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any indirect expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.39% until at least May 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio's Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations (August 31, 2011), Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

The following replaces in its entirety the corresponding information found under "Example":

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$2,450	$5,812	$7,825	$9,996

The following replaces in its entirety the corresponding information found under "Principal Investment Strategies":

The Portfolio seeks to achieve its investment objective by investing in other Janus mutual funds ("underlying funds") that represent a variety of asset classes and investment styles and provide exposure to issuers located throughout the world. Through its investments in underlying funds, the Portfolio invests in issuers from several different countries and may, under unusual circumstances, be invested in a single country. As a result, the Portfolio normally will have approximately 40% of its net assets allocated to non-U.S. investments. The Portfolio may also have significant exposure to emerging markets.

The Portfolio pursues this objective by investing in a diversified portfolio of underlying funds, resulting in an allocation of the Portfolio's investments that normally provides exposure of approximately 48.5% to equity investments, 33.5% to fixed-income securities and money market instruments, and 18% to alternative investments. The target allocation and the allocation of the Portfolio's assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Portfolio is considered a "fund of funds."

The Portfolio's asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager continually monitors asset class allocations and periodically rebalances the Portfolio's investments in the underlying funds. The portfolio manager also regularly reviews the allocation of Portfolio assets in the underlying funds and may modify the underlying funds' weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. An independent asset allocation service provides evaluations of asset allocations that the portfolio manager may use in implementing the allocations among the underlying funds.

Additionally, the portfolio manager consults with a committee (the "Asset Allocation Committee") to regularly review the broad market, macroeconomic conditions and other global financial factors that may impact the Portfolio's allocation of assets among the underlying funds and asset classes. The Asset Allocation Committee is comprised of investment professionals of Janus Capital and may also include investment professionals of Janus Capital's affiliated investment advisers. The portfolio manager and Asset Allocation Committee normally meet on a quarterly basis. The portfolio manager may change the Portfolio's asset class allocations, the underlying funds, an underlying fund's asset category, or weightings among asset classes or underlying funds without prior shareholder notice.

The Portfolio will normally allocate approximately 48.5% of its investments to underlying funds that provide varying exposure to common stocks of large U.S.-based companies, small- to mid-capitalization companies, and international companies (including those with exposure to emerging markets), approximately 33.5% of its investments to underlying bond funds and money market instruments, and approximately 18% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in the Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

The following risks are added under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Alternative Investments Allocation Risk. Approximately 18% of the Portfolio's assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Portfolio's allocation to alternative investments, the Portfolio will invest in a Janus underlying fund, Janus Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. In addition, as part of its alternative investments allocation, the Portfolio may invest in Janus Global Real Estate Fund. Janus Diversified Alternatives Fund's ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund's portfolio manager's beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund's investments may be incorrect. There is also a risk that an underlying fund's investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. Janus Capital does not have prior experience managing the investment strategy of Janus Diversified Alternatives Fund, and there is no guarantee that the investment techniques and analysis used by the underlying fund's portfolio managers will produce the desired results. All of these factors may negatively affect your investment in the Portfolio and you could lose money. Investment in the underlying fund also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk. Certain derivative and "over-the-counter" instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. In particular, certain commodity-linked investments may subject an underlying fund to leveraged market exposure to commodities. Leverage also occurs when an underlying fund increases its assets available for investment through borrowings, short sales, reverse repurchase agreements, or similar transactions. An underlying fund's use of leverage can magnify the effect of any gains or losses, causing the underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Commodity-Linked Investments Risk. Certain underlying funds' derivatives investments may include derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

The following replaces in its entirety the corresponding risk found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section:

Derivatives Risk. Certain underlying funds invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

The following replaces in its entirety the corresponding information for the Portfolio as noted found under Main Risks Associated with the Underlying Funds and Securities in the "Principal Investment Risks" section.

Market Risk. Approximately 48.5% of the Portfolio's assets are allocated to equity investments through investments in underlying funds.

Fixed-Income Securities Risk. Approximately 33.5% of the Portfolio’s assets are allocated to fixed-income securities through investments in underlying funds.

Please retain this Supplement with your records.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 13, 2013